8. Commitments and Contingencies: Contractual Obligation, Fiscal Year Maturity Schedule (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Contractual Obligation, Fiscal Year Maturity Schedule
Year	Operating Leases

2013	$ 4,943,384
2014	3,725,107
2015	3,013,849
2016	1,784,965
2017	804,150
2018 and beyond	22,649
Total	$ 14,294,104